  Defiance Daily Target 2X Long NOK ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 82.9%
Money Market Funds - 2.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	491,790	$491,790

U.S. Treasury Bills - 80.7%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	18,450,000	18,405,720

TOTAL SHORT-TERM INVESTMENTS (Cost $18,893,087)		18,897,510

TOTAL INVESTMENTS - 82.9% (Cost $18,893,087)		$18,897,510
Other Assets in Excess of Liabilities - 17.1%		3,886,249
TOTAL NET ASSETS - 100.0%		$22,783,759

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long NOK ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (4.3)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Nokia Oyj	Cantor Fitzgerald & Co.	Receive	OBFR + 6.00%	Termination(f)	09/08/2028	$8,075,665	$(493,456)
Nokia Oyj	Clear Street LLC	Receive	OBFR + 2.50%	Termination(a)	02/22/2028	9,195,928	(117,965)
Nokia Oyj	Jane Street Execution Services, LLC	Receive	OBFR + 10.00%	Termination(a)	07/22/2033	178,230	(331)
Nokia Oyj	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(e)	01/19/2029	8,226,000	657,000
Nokia Oyj	Morgan Stanley & Co., Inc.	Receive	OBFR + 12.00%	Termination(c)	07/16/2031	690,070	(104,879)
Nokia Oyj	National Bank of Canada Financial, Inc.	Receive	OBFR + 14.00%	Termination(b)	01/31/2033	9,688,400	222,600
Nokia Oyj	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(d)	03/31/2033	9,424,099	(1,136,000)
							(973,031)

Net Unrealized Appreciation (Depreciation)							(973,031)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.